CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 $ / shares shares
Temporary equity par value (usd per share) | $ / shares	$ 0.0001
Temporary equity, shares authorized (in shares)	130,133,670
Temporary equity, shares issued (in shares)	129,148,393
Temporary equity, shares outstanding (in shares)	129,148,393
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, shares authorized (in shares)	158,918,093
Common shares, shares issued (in shares)	10,422,051
Common shares, shares outstanding (in shares)	10,422,051
Adjusted Balance, After Ratio Conversion
Temporary equity par value (usd per share) | $ / shares	$ 0.0001
Temporary equity, shares authorized (in shares)	130,133,670
Temporary equity, shares issued (in shares)	129,148,393
Temporary equity, shares outstanding (in shares)	129,148,393
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, shares authorized (in shares)	158,918,093
Common shares, shares issued (in shares)	10,422,051
Common shares, shares outstanding (in shares)	10,422,051